Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 02, 2023
Document Effective Date	Nov. 02, 2023
Prospectus Date	Jul. 01, 2023
Destinations Shelter Fund | Class I
Prospectus:
Trading Symbol	DSHFX
Destinations Shelter Fund | Class Z
Prospectus:
Trading Symbol	DSHZX